SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Domestic					$ (13,626)	$ (23,945)
International					43	100
Loss before income taxes	$ (2,616)	$ (2,093)	$ (8,309)	$ (9,324)	$ (13,583)	$ (23,845)